Note 11 - Selling and Advertising Expenses (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Sales Commissions and Fees	$ 43,000	$ 121,000
Advertising Expense	$ 23,000	$ 58,000